                                   SUPPLEMENT
                              DATED AUGUST 23, 2006
    TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
            FOR THE HARTFORD FIXED INCOME FUNDS, DATED MARCH 1, 2006
                        (AS SUPPLEMENTED MARCH 10, 2006)

This supplement amends the Prospectus of The Hartford Fixed Income Funds dated March 1, 2006 (as supplemented March 10, 2006).

MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to reduce the contractual management fee for certain Funds and to voluntarily waive a portion of its management fees and implement expense caps with respect to certain Funds. Accordingly, the following changes for the noted Funds are being made to the
Prospectus:

THE HARTFORD FLOATING RATE FUND

As of November 1, 2006, the voluntary management fee waiver in place for the fund is being discontinued, and a permanent cap on the total annual operating expenses is being put in place. Accordingly, effective November 1, 2006, under the heading "The Hartford Floating Rate Fund, Your Expenses," on page 5 of the Prospectus, the footnote anchor next to the line item "Management fees" in the Shareholder Fees and Annual Operating Expenses table is deleted, and the text of footnote 2 is deleted and replaced with the following:

(2) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively.

THE HARTFORD HIGH YIELD FUND

Effective November 1, 2006, the current voluntary management fee waiver is being increased. Accordingly, as of November 1, 2006, under the heading "The Hartford High Yield, Your Expenses," on page 10 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.55% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.13%, 1.92% and 1.80%, respectively.

Effective November 1, 2006, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, on the same page, footnote 5 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed through October 31, 2007 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90% and 1.90%.

THE HARTFORD INCOME FUND

As of November 1, 2006, a permanent cap on the total annual operating expenses is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, effective November 1, 2006, under the heading "The Hartford Income Fund, Your Expenses," on page 15 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

THE HARTFORD INFLATION PLUS FUND

As of November 1, 2006, a permanent cap on the total annual operating expenses is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being increased. Accordingly, effective November 1, 2006, under the heading "The Hartford Inflation Plus Fund, Your Expenses," on page 21 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 5 is added to the Shareholder Fees and Annual Operating Expenses table:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, the management fee is 0.48% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 0.90%, 1.71% and 1.66%, respectively.

THE HARTFORD MONEY MARKET FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Money Market Fund, Your Expenses," on page 25 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

THE HARTFORD SHORT DURATION FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on the total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Short Duration Fund, Your Expenses," on page 29 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%, 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

THE HARTFORD TOTAL RETURN BOND FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being discontinued, and a permanent cap on total annual operating expenses is being put in place. Accordingly, as of November 1, 2006, under the heading "The Hartford Total Return Bond Fund, Your Expenses," on page 34 of the

Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          4.50%       None     None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)     5.00%    1.00%
   Exchange fees                                            None        None     None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.55%       0.55%    0.55%
   Distribution and service (12b-1) fees                    0.25%(3)    1.00%    1.00%
   Other expenses(4)                                        0.36%       0.37%    0.24%
   Total annual operating expenses(2)(4)(5)                 1.16%(3)    1.92%    1.79%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.63% to 0.55%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  563    $  695    $  282
Year 3                        $  802    $  903    $  563
Year 5                        $1,060    $1,237    $  970
Year 10                       $1,796    $2,043    $2,105

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A  CLASS B  CLASS C
-----------------------------   -------  -------  -------
Year 1                           $  563   $  195   $  182
Year 3                           $  802   $  603   $  563
Year 5                           $1,060   $1,037   $  970
Year 10                          $1,796   $2,043   $2,105

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being discontinued, and a permanent cap on total annual operating expenses is being put in place. Accordingly, as of November 1, 2006, under the heading "The Hartford U.S. Government Securities Fund, Your Expenses," on page 38 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering  price                         4.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.56%      0.56%     0.56%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.41%      0.45%     0.33%
   Total annual operating expenses(2)(4)(5)                 1.22%(3)   2.01%     1.89%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.72% to 0.56%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  569    $  704    $  292
Year 3                        $  820    $  930    $  594
Year 5                        $1,090    $1,283    $1,021
Year 10                       $1,861    $2,132    $2,212

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  569    $  204    $  192
Year 3                           $  820    $  630    $  594
Year 5                           $1,090    $1,083    $1,021
Year 10                          $1,861    $2,132    $2,212

REVISED MANAGEMENT FEE SCHEDULES AND MANAGEMENT FEE WAIVERS FOR CERTAIN FUNDS

As of November 1, 2006, the management fee schedules have been revised for the following Funds: Total Return Bond and U.S. Government Securities, and management fee waivers have been put in place for certain other Funds. Accordingly, effective November 1, 2006, the fee schedules listed on pages 45-46 of the Prospectus, under the heading "Management Fees," are deleted and replaced with the following:

HIGH YIELD FUND (1)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.75%
Next $500 million             0.65%
Next $4 billion               0.60%
Next $5 billion               0.58%
Amount Over $10 billion       0.57%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.20% of the management fees until October 31, 2007.

FLOATING RATE FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.65%
Next $4.5 billion             0.60%
Next $5 billion               0.58%
Amount Over $10 billion       0.57%

INCOME FUND AND INFLATION PLUS FUND (2)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.60%
Next $4.5 billion             0.55%
Next $5 billion               0.53%
Amount Over $10 billion       0.52%

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.60%
Next $450 million             0.55%
Next $4.5 billion             0.50%
Next $5 billion               0.48%
Amount Over $10 billion       0.47%

TOTAL BOND RETURN FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.55%
Next $500 million            0.525%
Next $4 billion               0.50%
Next $5 billion               0.48%
Amount Over $10 billion       0.47%

SHORT DURATION FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.55%
Next $4.5 billion             0.50%
Next $5 billion               0.48%
Amount Over $10 billion       0.47%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.50%
Next $500 million             0.45%
Next $4 billion               0.40%
Next $5 billion               0.38%
Amount Over $10 billion       0.37%

PORTFOLIO MANAGER CHANGES

THE HARTFORD HIGH YIELD FUND

Effective August 2, 2006, James Serhant has been added as a portfolio manager for The Hartford High Yield Fund. Accordingly, on page 47 of the Prospectus in the section entitled "Management of the Funds, Portfolio Managers of the Funds," the first sentence under the heading "High Yield Fund" is deleted and replaced with the following:

The Fund is managed by Mark Niland, Nasri Toutoungi and James Serhant.

In addition, the following paragraph is added on page 47 under the heading "High Yield Fund" directly after the paragraph pertaining to Mark Niland:

James Serhant, CFA, Vice President and Senior Investment Analyst of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. Serhant joined Hartford Investment Management in 2005, and covers the high yield telecom, media and healthcare industries. Prior to joining the firm, he was a vice president and senior research analyst at Delaware Investments (2001-2005). From (1997-2000), he was a vice president and senior fixed income research analyst at JP Morgan Securities, Inc.

THE HARTFORD INCOME FUND

As of August 2, 2006, Edward Vaimberg is no longer involved in the portfolio management of The Hartford Income Fund. Accordingly, the disclosure on page 47 of the Prospectus in the section entitled "Management of the Funds, Portfolio Managers of the Funds," regarding Edward Vaimberg is deleted.

Also effective August 2, 2006, Jeffrey S. MacDonald and Charles Moon have been added as portfolio managers for The Hartford Income Fund. Accordingly, on page 47 of the Prospectus in the section entitled "Management of the Funds, Portfolio Managers of the Funds," the first sentence under the heading "Income Fund" is deleted and replaced with the following:

The Fund is managed by William H. Davison, Jeffrey S. MacDonald and Charles
Moon.

In addition, the following paragraphs are added on page 47 under the heading "Income Fund" directly after the paragraph pertaining to William Davison:

Jeffrey S. MacDonald, CFA, Vice President of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. MacDonald joined Hartford Investment Management in 2005 and serves as a Portfolio Manager in the multi-sector portfolio management team, which manages Core, Core Plus, Intermediate Core and other broad based fixed income styles. Mr. MacDonald is also a member of the Investment Strategy Committee. Prior to joining the firm, he was a portfolio analyst at Wellington Management Company, LLC (2000-2005). He began his career with Fidelity Investments as a fixed income trader and lead systems analyst (1992-2000).

Charles Moon, Executive Vice President and member of the Investment Strategy Committee of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. Moon joined Hartford Investment Management in 2006, and serves as the head of the Investment Grade Credit Sector and as a Senior Portfolio Manager for investment grade credit strategies. Prior to joining the firm, he served as a portfolio manager and co-head of Investment Grade Credit at OFI Institutional Asset Management (OppenheimerFunds) (2002-2006). Previously, Mr. Moon was Executive Director of Fixed Income at Morgan Stanley Asset Management (Miller Anderson & Sherrerd) (1999-2002), serving as a portfolio manager and analyst. Prior to joining Morgan Stanley, he served in various positions at Citicorp and its affiliates, including Global Analyst, Divisional Controller and Portfolio Analyst (1993-1999).

CHANGE IN PRINCIPAL INVESTMENT STRATEGY

THE HARTFORD INCOME FUND

The Hartford Income Fund has revised its principal investment strategy to increase the amount of the Fund's assets that may be invested in securities of foreign issuers and non-dollar securities. Accordingly, in the section entitled "The Hartford Income Fund" on page 11 of the Prospectus, the first sentence of the second paragraph under the heading "Principal Investment Strategy" is deleted and replaced with the following:

The fund may invest up to 30% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFFISFSUP-8-06                         9                             August 2006

                                   SUPPLEMENT
                              DATED AUGUST 23, 2006
    TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
        FOR THE HARTFORD TAX-FREE FIXED INCOME FUNDS, DATED MARCH 1, 2006
                        (AS SUPPLEMENTED MARCH 15, 2006)

This supplement amends the Prospectus of The Hartford Tax-Free Fixed Income Funds dated March 1, 2006 (as supplemented March 15, 2006).

MANAGEMENT FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to voluntarily waive a portion of its management fees and implement expense caps with respect to certain Funds. Accordingly, the following changes are being made to the
Prospectus:

THE HARTFORD TAX-FREE CALIFORNIA FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being lowered. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free California Fund, Your Expenses," on page 7 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

THE HARTFORD TAX-FREE MINNESOTA FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free Minnesota Fund, Your Expenses," on page 11 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 5 is added to the Shareholder Fees and Annual Operating Expenses table:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.57% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.11%, 1.87% and 1.88%, respectively.

THE HARTFORD TAX-FREE NATIONAL FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being lowered. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free National Fund, Your Expenses," on page 15 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 5 is added to the Shareholder Fees and Annual Operating Expenses table:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.60% and assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.11%, 1.88% and 1.84%, respectively.

THE HARTFORD TAX-FREE NEW YORK FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free New York Fund, Your

Expenses," on page 20 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

MANAGEMENT FEE WAIVERS FOR CERTAIN FUNDS

As of November 1, 2006, management fee waivers have been put in place for The Hartford Tax-Free Minnesota Fund and The Hartford Tax-Free National Fund. Accordingly, effective November 1, 2006, the fee schedules for The Hartford Tax-Free Minnesota Fund and The Hartford Tax-Free National Fund listed on page 25 of the Prospectus, under the heading "Management Fees," are deleted and replaced with the following:

TAX-FREE NATIONAL FUND (1)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.80%
Next $4.95 billion            0.70%
Next $5 billion               0.68%
Amount Over $10 billion       0.67%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

TAX-FREE MINNESOTA FUND (2)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.72%
Next $4.95 billion            0.70%
Next $5 billion               0.68%
Amount Over $10 billion       0.67%

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFTXFRSFSUP-8-06                       3                             August 2006